Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Finished goods	$ 105,873	$ 85,956
Raw and packaging materials	62,466	60,299
Work in progress	36,367	28,185
Other	5,733	5,852
Inventories	$ 210,439	$ 180,292